Financial Instruments by Category - Summary of Gains and Losses on Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 319	$ 164	$ 100
Interest loss	(712)	(749)	(915)
Net financial accretion	(275)	(167)	(152)
Net exchange differences	541	248	493
Results on financial assets at fair value with changes in profit or loss	118	105	42
Result from derivative financial instruments	(9)	(10)	(11)
Results from transactions with financial assets			143
Result from financial instruments exchange	0	0	18
Result from debt exchange	0	21	(29)
Result from net monetary position	146	117	90
Net financial results	128	(271)	(221)
Financial and non-financial Assets / Liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	319	164	100
Interest loss	(712)	(749)	(915)
Net financial accretion	(275)	(167)	(152)
Net exchange differences	541	248	493
Result from debt exchange	0	21	(29)
Result from net monetary position	146	117	90
Net financial results	19	(366)	(413)
Financial Assets / Liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Results on financial assets at fair value with changes in profit or loss	118	105	42
Result from derivative financial instruments	(9)	(10)	(11)
Results from transactions with financial assets			143
Result from financial instruments exchange			18
Net financial results	$ 109	$ 95	$ 192